Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Preferred Stock [Abstract]
Schedule of Convertible Preferred Stock	At December 31, 2023 and 2022, convertible preferred stock consisted of the following:
	Shares authorized	Shares issued and outstanding	Liquidation amount
Series Seed	5,155,703	5,155,703	$4,154,981
Series 1	100	-	-
Series A	24,614,402	22,764,764	39,999,967
	29,770,205	27,920,467	$44,154,948